Condensed Consolidated Statements of Comprehensive Loss (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Amounts Reclassified Out Of Accumulated Other Comprehensive Income Loss [Abstract]
Net loss	$ (10,246)	$ (10,749)	$ (28,489)	$ (38,794)	$ (13,180)
Other comprehensive loss
Comprehensive loss	$ (10,246)	$ (10,749)	$ (28,489)	$ (38,794)	$ (13,180)